Debt Due to Related Parties, Net (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt
As of June 30, 2023 and March 31, 2023, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	June 30, 2023	March 31, 2023
First Lien Credit Agreement	$21,866	$21,350
Second Lien Credit Agreement	75,063	73,291
Other borrowings	2,102	2,076
Unamortized debt premiums	1,041	2,597

Total debt due to related parties	$100,072	$99,314

As of March 31, 2023 and March 31, 2022, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	March 31, 2023	March 31, 2022
First Lien Credit Agreement	$21,350	$21,298
Second Lien Credit Agreement	73,291	73,120
Other borrowings	2,076	2,747
Unamortized debt premiums	2,597	8,752

Total debt due to related parties	$99,314	$105,917

Schedule of Maturities of Long-Term Debt
Maturities of principal on the debt due to related parties, reflecting the amendments to such maturity dates as discussed in Note 19, Subsequent Events, for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2024	$—
2025	23,968
2026	—
2027	—
2028	75,063

Maturities of principal on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2023	$—
2024	94,641
2025	2,076
2026	—
2027	—